UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2015

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.2%
Alabama - 0.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,203,640
Warrants	5.000%	10/1/23	4,000,000	4,428,920

Total Alabama				6,632,560

Arizona - 0.2%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,722,720

California - 14.3%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,263,812
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,432,520
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	1,927,851
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,087,355
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.770%	10/1/19	10,000,000	9,962,400	(a)(b)
San Francisco Bay Area	0.970%	5/1/23	37,000,000	37,433,640	(a)(b)
San Francisco Bay Area	1.170%	4/1/24	8,000,000	8,021,600	(a)(b)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	31,421,059
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,250,000	(c)(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,020,138	(e)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,831,281	(f)
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,259,773
Various Capital Project	5.250%	10/1/25	4,000,000	4,730,160
Various Capital Project	5.250%	10/1/26	4,385,000	5,154,655
Various Capital Project	5.000%	10/1/27	5,180,000	5,939,388
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,362,563
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	9,000,000	8,999,190
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,558,888
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	8,070,845
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	24,352,227
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,516,300
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,786,869
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,273,320
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,311,220
Lodi Energy Center	5.000%	6/1/25	15,805,000	18,072,069
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,002,000
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	750,000	746,573
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,585,652
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,666,414
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	882,704

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Procter & Gamble Project	5.000%	7/1/19	$900,000	$1,016,217
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,449,600
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,172,020
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,588,675
Arrowhead Project	5.000%	8/1/22	8,755,000	9,754,733
Arrowhead Project	5.125%	8/1/24	10,000,000	11,169,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	46,906,372
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,304,480

Total California				367,284,263

Colorado - 3.1%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,438,052
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,948,010
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	8,054,938
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,409,800
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,224,936
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,961,520
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,294,400

Total Colorado				79,331,656

Connecticut - 0.5%
Connecticut State, GO	0.720%	9/15/17	7,000,000	7,042,420	(a)(b)
Connecticut State, GO	0.840%	9/15/18	3,000,000	2,995,500	(a)
Connecticut State, GO	0.990%	9/15/19	4,000,000	4,025,480	(a)

Total Connecticut				14,063,400

Florida - 7.8%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,375,420
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,563,720
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,578,160
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,254,820
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	5,618,500
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	25,991,000
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	20,860,200
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,393,550
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,037,314
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/35	1,000,000	1,016,310	(f)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,234,220
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,318,870
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,097,360
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	225,000	225,716
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,500,737
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,813,952	(e)
Assured Guaranty	5.000%	10/1/22	8,000,000	9,002,000	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	$3,000,000	$3,310,470	(e)
Miami International Airport	5.000%	10/1/29	5,000,000	5,614,950
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,542,040
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,365,032
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	1,967,512
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,693,876
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,139,600
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,817,800
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,085,968
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,233,269
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,916,320
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,894,249
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,051,619
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,543,938
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,019,505
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,844,259
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,321,308
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,414,557
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	433,100	(g)(i)

Total Florida				199,091,221

Georgia - 2.6%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,946,115
Zoo	5.000%	12/1/20	1,860,000	2,045,070
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,542,917	(d)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	19,018,157	(d)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,573,650
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,934,025
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,843,360
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,412,440
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,403,350
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,672,620
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,915,563
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,197,160
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	674,566

Total Georgia				66,178,993

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 4.3%
Chicago, IL, GO	5.500%	1/1/30	$3,975,000	$3,995,392
Chicago, IL, GO	5.500%	1/1/31	8,445,000	8,457,245
Chicago, IL, GO	5.500%	1/1/32	2,000,000	1,993,540
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago:
Green Bond	5.000%	12/1/25	1,235,000	1,454,855
Green Bond	5.000%	12/1/26	1,275,000	1,487,083
Green Bond	5.000%	12/1/27	1,360,000	1,574,132
Green Bond	5.000%	12/1/28	1,425,000	1,639,306
Green Bond	5.000%	12/1/30	1,575,000	1,793,988
Green Bond	5.000%	12/1/31	1,650,000	1,870,836
Green Bond	5.000%	12/1/32	1,735,000	1,959,735
Green Bond	5.000%	12/1/33	1,820,000	2,047,937
Green Bond	5.000%	12/1/34	1,910,000	2,142,695
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,203,644	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,529,400
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,713,284
Second Lien	5.000%	1/1/31	1,500,000	1,565,310
Second Lien	5.000%	1/1/32	1,000,000	1,039,950
Second Lien	5.000%	1/1/33	1,035,000	1,072,643
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,898,330
Second Lien Project	5.000%	11/1/31	2,000,000	2,117,480
Second Lien Project	5.000%	11/1/33	1,500,000	1,576,305
Second Lien Project	5.000%	11/1/34	1,000,000	1,047,740
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	720,000	740,203	(h)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,193,120
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,103,120
Memorial Health System	5.250%	4/1/29	11,000,000	12,213,300
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,564,210	(d)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported	5.250%	6/15/30	5,000,000	5,438,400
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,664,000
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,214,970
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,295,900
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,153,800
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,444,112
COPS	5.000%	3/15/26	1,800,000	2,052,864

Total Illinois				110,258,829

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 3.0%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	$4,000,000	$4,495,520
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,176,015
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,891,946
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,646,850
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	13,301,640
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	21,872,062
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,435,100
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,429,990
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	888,581	37,765	(i)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	644,494	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,500,000	1,713,450	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,187,600

Total Indiana				75,832,432

Iowa - 2.3%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,067,013
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,594,522
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,850,400
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,788,619
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,710,368
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,482,435
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,125,480
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,083,450
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,501,227
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,307,309
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	14,525,000	15,491,929
Iowa Fertilizer Co. Project	5.250%	12/1/25	17,290,000	18,999,981

Total Iowa				58,002,733

Kansas - 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,401,190

Kentucky - 0.5%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,054,741
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,012,540	(a)(b)

Total Kentucky				13,067,281

Louisiana - 0.7%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,050,826
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	4,993,500
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,816,500	(a)(b)

Total Louisiana				17,860,826

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.9%
Anne Arundel County, MD, GO, Consolidated Solid Waste Project	5.300%	2/1/17	$450,000	$451,553	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,526,075
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,445,200
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,198,925
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,381,040	(d)

Total Maryland				24,002,793

Massachusetts - 1.1%
Massachusetts State DFA Revenue, Partners Healthcare System Inc.	5.000%	7/1/30	340,000	389,456
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,741,020
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,888,080
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,103,020
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,953,704
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,746,950
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,644,420
Massachusetts State, GO, Consolidated Loan	0.500%	1/1/18	8,500,000	8,494,900	(a)

Total Massachusetts				28,961,550

Michigan - 7.4%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,710,150
District State Aid	5.000%	11/1/30	22,325,000	23,936,418
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,096,745
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,668,600
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,033,395	(f)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	15,000,000	16,433,400
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,310,040
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,323,000
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,749,300
Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/24	11,500,000	13,280,315
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,074,166
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	26,690,812	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	710,000	780,751	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	316,112
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	5,000,000	5,225,000	(a)(b)
Events Center Project	4.125%	1/1/19	10,000,000	10,136,000	(a)(b)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,356,112
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,838,653
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,207,380
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,104,820
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,427,820	(d)

Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,278,306	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	23,019,487	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	18,793,330	(e)

Total Michigan				190,790,112

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	$5,725,000	$6,183,458

Missouri - 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,157,796
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,990,998
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,505,355
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,371,563

Total Missouri				22,025,712

Nevada - 0.7%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,405,560
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,039,830
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,355,542

Total Nevada				17,800,932

New Jersey - 4.9%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,087,650
AGM	5.000%	11/1/27	1,500,000	1,613,235
AGM	5.000%	11/1/29	1,500,000	1,603,605
AGM	5.000%	11/1/31	1,000,000	1,063,490
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,796,467	(e)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,840,000
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,404,621
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	13,610,000	14,268,043	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,582,016
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,854,387
School Facilities Construction	1.670%	3/1/28	20,000,000	19,582,600	(a)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,496,960	(e)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,664,140	(d)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	16,915,000	18,435,828
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	1,070,000	1,075,083
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	7,500,570
New Jersey State Turnpike Authority Revenue	0.550%	1/1/17	10,000,000	10,007,800	(a)
New Jersey State Turnpike Authority Revenue	0.690%	1/1/17	20,000,000	20,065,400	(a)(b)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,105,399

Total New Jersey				126,047,294

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 1.3%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	$1,100,000	$1,302,213
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	29,644,110
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,554,204

Total New Mexico				32,500,527

New York - 5.7%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	38,912,734
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,025,940
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	26,914,038
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,759,050
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,137,261
Amsterdam At Harborside	2.000%	1/1/49	406,193	32,495
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,580,280
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	2,893,625
Fiscal 2015	5.000%	7/15/30	4,000,000	4,597,720
New York State Dormitory Authority Revenues, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,995,460
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,855,600	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	11,899,600
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,911,610
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,106,180
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	5,726,100	(e)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,687,750	(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,550,040
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,361,950
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,527,610

Total New York				146,475,043

North Carolina - 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,206,100
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	28,004,523
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,815,010
Assured Guaranty	5.375%	1/1/26	4,590,000	5,133,777

Total North Carolina				43,159,410

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 2.6%
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	$20,000,000	$21,945,200
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,161,810
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	7,803,975	(a)(b)
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	26,650,000	26,650,000	(a)(b)

Total Ohio				66,560,985

Oregon - 0.5%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/30	3,170,000	3,506,369	(a)
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/36	2,000,000	2,161,540	(a)
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,518,965
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,812,850

Total Oregon				13,999,724

Pennsylvania - 3.6%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.570%	7/1/22	7,500,000	7,673,025	(a)(b)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,223,320
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,753,800
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,089,830
Luzerne County, PA, GO	5.000%	11/15/29	3,000,000	3,278,850
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,237,170
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,588,439	(h)
New Regional Medical Center Project, FHA	5.750%	8/1/30	2,990,000	3,001,691	(d)
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	20,000,000	20,005,400	(a)(b)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,480,162
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,188,080
Pennsylvania State Turnpike Commission Revenue	1.050%	12/1/21	11,000,000	10,963,480	(a)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,516,260
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,536,441

Total Pennsylvania				92,535,948

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 0.7%
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	$21,315,000	$13,807,431
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	4,000,000	2,992,120

Total Puerto Rico				16,799,551

Rhode Island - 0.0%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,446
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	335,000	335,174

Total Rhode Island				565,620

South Carolina - 0.4%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	3,980,025
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,548,440
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,605,760

Total South Carolina				9,134,225

Tennessee - 4.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,157,180
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,307,030	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,230,541	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,417,775	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,226,502
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,096,650
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,225,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	28,149,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	7,879,332
Tennessee Housing Development Agency	5.000%	7/1/23	2,105,000	2,176,928	(e)

Total Tennessee				117,866,588

Texas - 11.7%
Austin, TX, Airport Systems Revenue	5.000%	11/15/26	1,000,000	1,148,020	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/28	1,500,000	1,689,660	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/29	3,000,000	3,356,340	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,038,135	(e)
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,257,685
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,151,620
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,117,450	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.670%	6/1/18	1,000,000	996,280	(a)
Memorial Hermann Healthcare System	0.770%	6/1/19	2,250,000	2,234,363	(a)
Memorial Hermann Healthcare System	0.820%	6/1/20	2,000,000	1,996,380	(a)
Memorial Hermann Healthcare System	0.900%	6/1/21	3,710,000	3,739,272	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	$11,000,000	$12,356,080
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	974,900
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,555,110
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	48,598,112
Harris County, TX, Revenue, Toll Road	0.660%	8/15/15	30,000,000	30,006,300	(a)(b)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,985,978
Senior Lien	5.125%	7/1/27	11,180,000	12,232,038
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,853,250
Combined First Lien	5.000%	5/15/28	5,000,000	5,819,150
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,030,000	2,072,772
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,219,258	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	10,094,190	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,539,697	(e)
North Forest, TX, ISD, ACA	6.500%	8/15/17	1,230,000	1,376,825	(h)
North Texas Tollway Authority Revenue:
NATL	5.125%	1/1/28	18,000,000	19,512,900
System Second Tier	5.000%	1/1/31	4,000,000	4,354,480
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,292,240
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,137,110
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	320,000	322,413	(h)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	5,760,000	6,133,363
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,047,740
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	24,270,000	28,947,800
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,439,400
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,634,400
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,542,925
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	10,876,100
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	10,000,000	10,836,100

Total Texas				299,485,836

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,941,597
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,765,150

Total U.S. Virgin Islands				9,706,747

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.5%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.783%	6/1/22	$11,605,309	$11,642,330	(a)(e)

Virginia - 1.0%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,514,830
Virginia State Resources Authority Infrastructure Revenue:
Senior, Pooled Financing Program	5.000%	11/1/19	815,000	891,912	(d)
Senior, Pooled Financing Program	5.000%	11/1/19	360,000	394,848
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,939,538	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,211,054	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,232,469	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,570,143	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,100,205	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	3,420,000	3,783,443

Total Virginia				24,638,442

Washington - 1.9%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,119,250
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	11,818,900
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	5,871,550
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,400,257
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,640,101	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,531,259	(d)
Multicare Health System	5.750%	8/15/29	3,000,000	3,513,960	(d)

Total Washington				49,895,277

West Virginia - 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,293,107
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,671,160
United Health Systems	5.250%	6/1/29	5,785,000	6,425,284

Total West Virginia				20,389,551

Wisconsin - 1.4%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	2,826,210
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,241,780
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,229,980
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,223,260
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,823,267	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,499,783	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,113,310	(e)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	2,610,000	2,627,852
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,445,000
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,766,697

Total Wisconsin				34,797,139

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	$14,000,000	$15,917,580

TOTAL MUNICIPAL BONDS (Cost - $2,270,724,633)				2,437,610,478

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	445,826	*(j)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,271,714,053)				2,438,056,304

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.8%
California - 0.1%
California Statewide CDA Revenue:
Kaiser Permanente	0.060%	4/1/45	$300,000	300,000	(l)(m)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.060%	6/1/27	1,095,000	1,095,000	(l)(m)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.080%	2/15/31	700,000	700,000	(e)(l)(m)

Total California				2,095,000

Delaware - 0.2%
New Castle County, DE, Airport Facility Revenue, Flightsafety International Inc. Project, Berkshire Hathaway Inc.	0.080%	12/1/32	5,185,000	5,185,000	(e)(l)(m)

Florida - 0.0%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.080%	6/1/48	100,000	100,000	(e)(l)(m)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.110%	8/1/18	895,000	895,000	(e)(l)(m)

Total Florida				995,000

Massachusetts - 0.2%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.070%	7/1/27	3,800,000	3,800,000	(l)(m)

Missouri - 0.0%
Missouri State HEFA Revenue:
St. Louis University	0.010%	10/1/35	100,000	100,000	(l)(m)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.030%	10/1/35	295,000	295,000	(l)(m)

Total Missouri				395,000

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue:
Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	200,000	200,000	(e)(l)(m)
Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.180%	11/1/20	4,800,000	4,800,000	(e)(l)(m)

Total New Hampshire				5,000,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC- Wells Fargo Bank N.A.	0.070%	7/1/36	$200,000	$200,000	(l)(m)
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.250%	11/1/33	100,000	100,000	(l)(m)

Total New Jersey				300,000

New York - 2.2%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.170%	11/1/26	3,650,000	3,650,000	(l)(m)
Subordinated, LOC-Dexia Credit Local	0.170%	3/1/34	1,000,000	1,000,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	11,135,000	11,135,000	(l)(m)
SPA-Dexia Credit Local	0.170%	6/15/32	10,600,000	10,600,000	(l)(m)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.170%	8/1/22	9,600,000	9,600,000	(l)(m)
Future Tax Secured, SPA-Dexia Credit Local	0.170%	8/1/23	9,675,000	9,675,000	(l)(m)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.170%	11/1/22	9,620,000	9,620,000	(l)(m)
New York State Housing Finance Agency Revenue, Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.020%	11/1/46	400,000	400,000	(l)(m)

Total New York				55,680,000

Ohio - 0.5%
Montgomery County, OH, Revenue:
Catholic Health Initiatives	0.130%	3/1/27	4,000,000	4,000,000	(l)(m)
Catholic Health Initiatives, SPA U.S. Bank	0.130%	10/1/41	7,600,000	7,600,000	(l)(m)

Total Ohio				11,600,000

Pennsylvania - 0.2%
Mercer County, PA, GO	0.130%	10/1/31	4,630,000	4,630,000	(l)(m)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.060%	12/1/34	100,000	100,000	(l)(m)

Total Pennsylvania				4,730,000

South Carolina - 0.0%
North Charleston, SC, Tax Indicator Revenue, Noisette Community Redevelopment Project, SPA-Bank of America N.A.	0.110%	12/1/18	1,030,000	1,030,000	(l)(m)

Texas - 0.0%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.080%	8/1/37	600,000	600,000	(l)(m)

Vermont - 0.2%
Vermont State Housing Finance Agency Revenue	0.110%	5/1/33	1,825,000	1,825,000	(e)(l)(m)
Vermont State Housing Finance Agency Revenue:
AGM	0.110%	5/1/37	2,400,000	2,400,000	(e)(l)(m)
Multiple Purpose, SPA-Bank of New York Mellon	0.110%	11/1/37	700,000	700,000	(e)(l)(m)

Total Vermont				4,925,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.0%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.130%	8/15/41	$400,000	$400,000	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $96,735,000)				96,735,000

TOTAL INVESTMENTS - 99.0% (Cost - $2,368,449,053#)				2,534,791,304
Other Assets in Excess of Liabilities - 1.0%				25,403,801

TOTAL NET ASSETS - 100.0%				$2,560,195,105

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	The maturity principal is currently in default as of June 30, 2015.

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	The coupon payment on these securities is currently in default as of June 30, 2015.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(k)	Illiquid security.

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Municipal bonds	—	$2,437,610,478	—	$2,437,610,478
Statutory trust certificates	—	—	$445,826	445,826

Total long-term investments	—	$2,437,610,478	$445,826	$2,438,056,304

Short-term investments†	—	96,735,000	—	96,735,000

Total investments	—	$2,534,345,478	$445,826	$2,534,791,304

Other financial instruments:
Futures contracts	$627,275	—	—	$627,275

Total	$627,275	$2,534,345,478	$445,826	$2,535,418,579

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$183,618,103
Gross unrealized depreciation	(17,275,852)

Net unrealized appreciation	$166,342,251

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	163	9/15	$25,214,806	$24,587,531	$627,275

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 21, 2015